Annual Total Returns (Vanguard Short-Term Government Bond Index Fund - Institutional Shares Institutional) (Vanguard Short-Term Government Bond Index Fund, Vanguard Short-Term Government Bond Index Fund - Institutional Shares)
12 Months Ended
Aug. 31, 2013
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Institutional Shares
Annual Total Return
2012	0.40%
2011	1.49%